LEASES	12 Months Ended
Mar. 31, 2025
Leases
LEASES

8. LEASES

(a)	Finance leases

The finance lease mainly consists of tipper trucks and machinery and equipment. The total finance lease liability balance as of March 31, 2025 and 2024 amounted to US$3,023,548 and US$3,384,455 respectively. The ROU – finance lease with carrying amount of approximately US$44,247 was disposed during the year ended March 31, 2025 and the disposal loss recognized as USD11,026. The ROU – finance lease with carrying amount of approximately US$115,385 was disposed during the year ended March 31, 2024 and the disposal loss recognized as US$197.

(b)	Operating leases

The Company leases office spaces for varying periods in Hong Kong. As the majority of the leases do not provide an implicit rate, the Company used an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Company’s lease agreements do not contain any material guarantees or restrictive covenants. Short-term leases, defined as leases with initial term of 12 months or less, are not reflected on the Consolidated Balance Sheets. The most significant assets in the Company’s leasing portfolio relate to office. For purposes of calculating lease liabilities for such leases, the Company have combined lease and non-lease components.

The components of lease expenses are as follows:

	For the year ended March 31,
	2024	2025
	USD	USD

Operating lease expense	52,432	81,966
Finance lease expense
Amortization of right-of-use assets	1,300,302	1,546,442
Interest on lease liabilities	171,339	185,166
Total finance lease expense	1,471,641	1,731,608

The components of finance lease are as follows:

	For the year ended March 31,
	2024	2025
	USD	USD

Finance lease
Right-of-use assets, costs	7,528,894	8,428,505
Accumulated amortization	(2,764,648)	(4,290,586)
Right-of-use assets, net	4,764,246	4,137,919

Other information about the Company’s leases is as follows:

	As of March 31,
	2024	2025
	USD	USD
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	30,692	107,936
Operating cash flows used in finance leases	171,339	185,166
Financing cash flows used in finance leases	1,553,954	1,292,795
Right-of-use assets obtained in exchange for new operating lease liabilities	90,342	67,072
Right-of-use assets obtained in exchange for new finance lease liabilities	1,767,504	964,362
Weighted-average remaining lease term-operating	1.44 years	1.14 years
Weighted-average remaining lease term-finance	3.18 years	2.56 years
Weighted average discount rate-operating	4.0%	4.0%
Weighted average discount rate-finance	6.22%	6.05%

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of March 31, 2025:

	Operating leases	Finance leases	Total
	USD	USD	USD

Year ending March 31,
2026	42,923	1,437,484	1,480,407
2027	10,578	1,076,375	1,086,953
2028	-	524,120	524,120
2029	-	264,250	264,250
2030 and thereafter	-	-	-
Total undiscounted lease payments	53,501	3,302,229	3,355,730
Less: imputed interest	(1,227)	(278,681)	(279,908)
Lease liabilities recognized in the Consolidated Balance Sheet	52,274	3,023,548	3,075,822

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of March 31, 2024:

	Operating leases	Finance leases	Total
	USD	USD	USD

Year ending March 31,
2025	83,553	1,387,011	1,470,564
2026	27,462	1,078,815	1,106,277
2027	-	847,067	847,067
2028	-	307,453	307,453
2029 and thereafter	-	124,923	124,923
Total undiscounted lease payments	111,015	3,745,269	3,856,284
Less: imputed interest	(3,958)	(360,814)	(364,772)
Lease liabilities recognized in the Consolidated Balance Sheet	107,057	3,384,455	3,491,512